Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Equity Incentive Plans - Summary of non-vested share options (Table)
	Number of shares	Weighted Average Grant Date Fair Value
Unvested as at January 1, 2021	415,889	$7.09
Granted	515,000	18.88
Vested	(193,810)	7.82
Unvested as at June 30, 2021	737,079	$15.14